Analysis of Net Debt - Component of Net Debt (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Financial Assets and Liabilities [line items]
Lease liabilities under IFRS 16 (note 22)	€ (1,511)	€ (1,977)
Interest-bearing loans and borrowings (note 26)	(9,014)		€ (9,316)
Derivative financial instruments (net) (note 27)	65		(14)	€ 50
Cash and cash equivalents (note 25)	3,755		2,346
Group net debt	(6,705)		(6,984)	€ (5,796)	€ (5,297)
Book Value [Member]
Disclosure of Financial Assets and Liabilities [line items]
Lease liabilities under IFRS 16 (note 22)	(1,511)
Interest-bearing loans and borrowings (note 26)	(9,014)		(9,316)
Derivative financial instruments (net) (note 27)	65		(14)
Cash and cash equivalents (note 25)	3,755		2,346
Group net debt	(6,705)		(6,984)
Fair Value [Member]
Disclosure of Financial Assets and Liabilities [line items]
Lease liabilities under IFRS 16 (note 22)	(1,511)
Interest-bearing loans and borrowings (note 26)	(9,572)		(9,223)
Derivative financial instruments (net) (note 27)	65		(14)
Cash and cash equivalents (note 25)	3,755		2,346
Group net debt	€ (7,263)		€ (6,891)